UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20546

FORM 13F

FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OF QUARTER ENDED: JUNE 30, 1999

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER:
THIS AMENDEMENT (CHECK ONLY ONE.). [ ] IS A RESTATMENT.
[ ] adds new entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:			RABORN & CO., INC.
ADDRESS:		777 EAST ATLANTIC AVE.
			SUITE 301
			DELRAY BEACH, FL   33483

13F FILE NUMBER:

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE
PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON
SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL
INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL RQUIRED ITEMS, STATEMENT,
SCHEDULES, LISTS AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:			DOUGLAS K. RABORN
TITLE:		CEO, PORTFOLIO MANAGER
PHONE:		561-278-5555
SIGNATURE, PLACE, AND DATE OF SIGNING:

DOUGLAS K. RABORN 	DELRAY BEACH, FL 	JUNE 30, 1999

REPORT TYPE (CHECK ONLY ONE.):

[X]  13F HOLDING REPORT.

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT.

LIST OF OTHER MANAGAER REPORTING FOR THIS MANAGER:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGER:	0
FORM 13F INFORMATION TABLE ENTRY TOTAL:
FORM 13F INFORMATION TABLE VALUE TOTAL:

LIST OF OTHERS INCLUDED MANAGERS:
NO.  13 F FILE NUMBER NAME

RABORN & CO., INC.
FORM 13F
JUNE 30, 1999
									VOTING AUTHORITY
										NONE
AT&T		COM	001957109	1541	27617 SH   SOLE		27617
ABBOTT LAB	COM	002824100	603    13300 SH   SOLE			13300
ANSWERTHINK 	COM	036916104	2670   105735SH   SOLE			105735
BANC ONE	COM	06423a103	450	7552  SH   SOLE		7552
BANK OF AMERICA COM	060505104	312	4253  SH   SOLE		4253
BEMIS COMPANY	COM	081437102	235	5920  SH   SOLE		5920
BOSTON SCIENTIFIC COM	101137107	240	5462  SH   SOLE		5462
CHASE MANHATTAN COM	16161A108	1956	22610 SH   SOLE		22610
CHEVRON CORP	COM	166751107	262	2760  SH   SOLE		2760
CITIGROUP INC	COM	172967101	4079	85876 SH   SOLE		85876
COCA-COLA      COM	191216100	298  	4800  SH   SOLE		4800
DAVE&BUSTERS	COM	23833N104	4904    169106SH   SOLE		169106
DUPONT 		COM	263534109	221	3240  SH   SOLE		3240
EASTMAN KODAK  COM	277461109	350	5168  SH   SOLE		5168
EMERSON ELECT	COM	291011104	470	7472  SH   SOLE		7472
EXXON		COM	302290101	642	8328  SH   SOLE		8328
GRG, INC	COM	36225R103	10	10000 SH   SOLE		10000
GTE		COM	362320103	401	5310  SH   SOLE		5310
GENERAL ELEC	COM	369604103	1163	10288 SH   SOLE		10288
IBM		COM	459200101	4706	36410 SH   SOLE		36410
JC PENNEY	COM	708160106	3379	69590 SH   SOLE		69590
LUCENT TECH	COM	549463107	3633	53878 SH   SOLE		53878
MARSHALL&ISLEY COM	571834100	236	3663  SH   SOLE		3663
MATTEL		COM	577081102	2778	106330SH   SOLE		106330
MAYTAG		COM	578592107	2876	41200 SH   SOLE		41200
MINNESOTA MIN  COM	604059105	641	7375  SH   SOLE		7375
MOBIL 		COM	607059102	286	2900  SH   SOLE		2900
ONE WORLD SYS	COM	682917109	10	12500 SH   SOLE		12500
PROCTOR&GAMBLE COM	742718109	400	4480  SH   SOLE		4480
QUARKER OATS	COM	747402105	229	3456  SH   SOLE		3456
QUALCOMM INC	COM 	747525103	5024	35010 SH   SOLE		35010
SALTON		COM	795757103	4571	91415 SH   SOLE		91415
SOURCE INFO	COM	836151209	6908	511718SH   SOLE		511718
SOUTH TRUST	COM	844730101	234	6100  SH   SOLE		6100
SUN MICRO	COM	866810104	3660	53140 SH   SOLE		53140
TEXACO		COM	882508104	202	1400  SH   SOLE		1400
TITAN CORP	COM	888266103	4312	392000SH   SOLE		392000
WALGREENS	COM	931422109	969	33000 SH   SOLE		33000
WARNER LAMBERT COM	934488107	2613	37795 SH   SOLE		37795

REPORT SUMMARY	39 DATA RECORDS	68474		0 OTHER MANAGERS ON WHOSE BEHALF REPO